INVENTORY	6 Months Ended
Jun. 30, 2013
Inventories [Abstract]
Inventories
NOTE 2 - INVENTORY

Inventory consist of raw materials and supplies and finished products and are valued at the lower of cost or market. The composition of the Company's inventories was as follows:

	December 31,	June 30,
	2012	2013
	U.S. dollars in thousands
Raw materials	$1,009	$891
Finished goods	2,699	2,734
	$3,708	$3,625